Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Summary of detailed information about additional information of transactions with related parties
(a)	In addition to the transactions disclosed elsewhere in these consolidated financial statements, the Group had the following transactions with related parties during the years:

		Year ended December 31,
	Notes	2017	2018	2019
		HK$	HK$	HK$
Underwriting services rendered to immediate holding company	(i)	31,221,600	—	26,420,072

Financial advisory services rendered to fellow subsidiaries	(i)	—	70,988,340	15,691,000

Management fee income from a fellow subsidiary	(i)	2,231,559	—	—

Management fee income from immediate holding company	(i)	—	—	150,000
Investment advisory fee paid to a fellow subsidiary	(i)	15,000	180,000	180,000
Insurance commission paid to a fellow subsidiary	(i)	81,606	57,063	84,133
Asset management services rendered to a fellow subsidiary	(i)	—	5,784,775	457,431
Acquisition of investment from a fellow subsidiary	( i i)	—	72,072,000	—
Administrative service fee paid to immediate holding company	(ii i )	—	—	12,000,000
Interest income from immediate holding company	(v)	—	—	17,562,104
Recharge from/(to) immediate holding company
—Staff costs		66,163,850	11,678,050	17,936,752
—Premises cost		17,910,916	9,329,432	5,300,986
—Office renovation		14,118,570	1,250,906	869,214
—Other operating expenses / (income), net		10,512,120	(1,753,759)	9,798,649
	(iii)	108,705,456	20,504,629	33,905,601
Net fair value change on derivative financial asset entered into with a related party controlled by a director of the Company	(vi)	—	—	1,165,220,000
Asset management service fee income from a related party controlled by a director of the Company	(i)	—	—	478,611
Investment banking service fee income from a related party controlled by a director of the Company	(i)	—	—	2,999,584
Notes:

(i)	The terms of these services were comparable to the fee and conditions offered to the major customers of the Group.

(ii)	The transaction represented the transfer of 234,000 ordinary shares of a listed company from its fellow subsidiary based on the market price as at December 12, 2018.

(iii)
During the years ended December
31,
2017 and 2018, staff costs, office renovation and other operating expenses (e.g. advertisement and promotional expense) were recharged by the immediate holding company based on the proportion of the Company’s revenue to the consolidated revenue of the immediate holding company, net of expenses incurred by the Group. Premises cost was recharged based on actual usage. Starting from the third quarter of year 2019, the immediate holding company charged a fixed service fee of
HK$6,000,000
per quarter in place of previous recharging arrangement.

(iv)
As at June
30,
2018, the Group transferred the retail insurance brokerage business to fellow subsidiaries at net asset value of HK$775,955, including accounts and other receivables of HK$1,366,402 and accounts and other payables of HK$590,447 through current accounts. The fellow subsidiaries were disposed by the immediate holding company to a third party on the same date.

(v)	The transaction represented the interest income carried at 2% per annum (Note 5) of advance amount to immediate holding company which was payable on demand.

(vi)
In December 2019, the controlling person of the counterparty, with which the Group has entered into the Agreements (Note 14), was appointed as a Director to the Board of Directors of the Company. Accordingly, the counterparty became a related party of the Company.

Summary of detailed information about compensation of key management personnel
(c)	Compensation of key management personnel of the Group:

	Year ended December 31,
	2017	2018	2019
	HK$	HK$	HK$
Short-term employee benefits	8,745,651	19,473,470	43,062,534
Other long-term benefit	53,624	61,428	92,700

	8,799,275	19,534,898	43,155,234